Related party transactions - Transactions with Key Personnel (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related party transactions [abstract]
Salaries and other short-term employee benefits	€ 33	€ 31	€ 30
Share-based payments	9	20	15
Termination benefits	7	0	0
Total	€ 49	€ 51	€ 45